CONDENSED CONSOLIDATING FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010	Jan. 03, 2014 Senior Debt Obligations [Member]	Jan. 03, 2014 3.85% Senior Notes (net of discount) [Member]	Dec. 28, 2012 3.85% Senior Notes (net of discount) [Member]	Mar. 15, 2012 3.85% Senior Notes (net of discount) [Member]	Jan. 03, 2014 5.00% Senior Notes (net of discount) [Member]	Dec. 28, 2012 5.00% Senior Notes (net of discount) [Member]	Mar. 15, 2012 5.00% Senior Notes (net of discount) [Member]
Current assets:
Cash and cash equivalents	$ 283.7								$ 314.5								$ 283.7		$ 314.5		$ 436.0
Accounts receivable, including retentions	1,392.6								1,554.8								1,392.6		1,554.8
Costs and accrued earnings in excess of billings on contracts	1,521.5								1,384.3								1,521.5		1,384.3
Less receivable allowances	(65.1)								(69.7)								(65.1)		(69.7)
Net accounts receivable	2,849.0								2,869.4								2,849.0		2,869.4
Deferred tax assets	35.6								67.6								35.6		67.6
Inventory	49.2								61.5								49.2		61.5
Other current assets	173.2								204.2								173.2		204.2
Total current assets	3,390.7								3,517.2								3,390.7		3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	245.6								278.3								245.6		278.3
Property and equipment, net	608.1	[1],[2]							687.5	[1],[2]							608.1	[1],[2]	687.5	[1],[2]
Intangible assets, net	569.7								692.2								569.7		692.2		522.0
Goodwill	3,695.6								3,721.6								3,695.6		3,721.6		3,247.5	[3]
Other long-term assets	208.3								364.2								208.3		364.2
Total assets	8,718.0								9,261.0								8,718.0		9,261.0
Current liabilities:
Current portion of long-term debt	44.6								71.8								44.6		71.8
Accounts payable and subcontractors payable, including retentions	688.3								803.5								688.3		803.5
Accrued salaries and employee benefits	507.4								558.8								507.4		558.8
Billings in excess of costs and accrued earnings on contracts	233.1								289.1								233.1		289.1
Other current liabilities	365.2								277.8								365.2		277.8
Total current liabilities	1,838.6								2,001.0								1,838.6		2,001.0
Long-term debt	1,666.9								1,992.5								1,666.9		1,992.5
Deferred tax liabilities	444.2								379.9								444.2		379.9
Self-insurance reserves	127.2								129.8								127.2		129.8
Pension and post-retirement benefit obligations	285.7								300.9								285.7		300.9
Other long-term liabilities	128.4								271.0								128.4		271.0
Total liabilities	4,491.0								5,075.1								4,491.0		5,075.1
Commitments and contingencies
Total URS stockholders' equity	4,081.2								4,044.0								4,081.2		4,044.0
Noncontrolling interests	145.8								141.9								145.8		141.9
Total stockholders' equity	4,227.0								4,185.9								4,227.0		4,185.9		3,907.3		4,201.0
Total liabilities and stockholders' equity	8,718.0								9,261.0								8,718.0		9,261.0
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues	2,660.7		2,735.5		2,792.0		2,802.5		2,972.7		2,947.6		2,690.7		2,361.5		10,990.7		10,972.5		9,545.0
Cost of revenues	(2,564.1)		(2,559.0)		(2,641.6)		(2,651.3)		(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(10,416.0)		(10,294.5)		(8,988.8)
General and administrative expenses																	(77.5)		(83.6)		(79.5)
Acquisition-related expenses											0.8	[4]	(11.3)	[4]	(5.6)	[4]			(16.1)		(1.0)
Restructuring costs																					(5.5)
Goodwill impairment																					(351.3)
Equity in income (loss) of unconsolidated joint ventures																	93.6		107.6		132.2
Operating income (loss)	113.5		179.3		145.4		152.6		171.4		203.6		149.5		161.4		590.8		685.9		251.1
Interest expense																	(86.1)		(70.7)		(22.1)
Other income (expenses)	(3.5)	[5]	1.6	[5]	(3.3)	[5]	(2.5)	[5]	(3.6)	[5]	10.8	[5]	(9.2)	[5]	2.5	[5]	(7.7)		0.5
Income (loss) before income taxes																	497.0		615.7		229.0
Income tax benefit (expense)	(44.3)	[6]	(42.3)	[6]	(38.9)	[6]	(42.2)	[6]	(34.7)		(66.1)		(40.5)		(48.6)		(167.7)		(189.9)		(143.4)
Net income (loss) including noncontrolling interests	45.4		115.4		81.7		86.8		113.4		127.8		79.1		105.5		329.3		425.8		85.6
Noncontrolling interests in income of consolidated subsidiaries	(26.2)		(26.6)		(14.4)		(14.9)		(42.8)		(21.1)		(25.5)		(25.8)		(82.1)		(115.2)		(128.5)
Net income (loss) attributable to URS	19.2		88.8		67.3		71.9		70.6		106.7		53.6		79.7		247.2		310.6		(42.9)
Comprehensive income (loss) attributable to URS																	160.1		308.2		(116.8)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	614.2		430.2		505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																			(1,345.7)		(282.1)
Proceeds from disposal of property and equipment																	63.7		25.3		14.1
Payments in settlement of foreign currency forward contract																			(1,260.6)
Receipts in settlement of foreign currency forward contract																			1,260.3
Investments in unconsolidated joint ventures																	(0.2)		(4.4)		(19.6)
Changes in restricted cash																	4.3		3.9		7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(81.0)		(125.4)		(67.5)
Net cash from investing activities																	(13.2)		(1,446.6)		(348.1)
Cash flows from financing activities:
Borrowings from long-term debt																			998.9		700.0
Payments on long-term debt																	(220.5)		(38.0)		(632.6)
Borrowings from revolving line of credit																	1,028.2		661.6		138.6
Payments on revolving line of credit																	(1,124.1)		(583.6)		(115.7)
Net borrowings (payments) under foreign lines of credit and short-term notes																	(26.6)		(20.5)		(16.4)
Net change in overdrafts																	(54.9)		54.5		(18.0)
Payments on capital lease obligations																	(18.0)		(14.6)		(10.9)
Payments of debt issuance costs and other financing activities																	(0.8)		(8.7)		(3.1)
Proceeds from employee stock purchases and exercises of stock options																	20.2		8.9		11.7
Distributions to noncontrolling interests																	(79.0)		(83.8)		(111.7)
Contributions and advances from noncontrolling interests																	0.5		2.3		6.6
Dividends paid																	(62.2)		(44.7)
Repurchases of common stock																	(93.3)		(40.0)		(242.8)
Net cash from financing activities																	(630.5)		892.3		(294.3)
Net change in cash and cash equivalents																	(29.5)		(124.1)		(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents																	(1.3)		2.6		(1.3)
Cash and cash equivalents at beginning of period							314.5								436.0		314.5		436.0		573.8
Cash and cash equivalents at end of period	283.7								314.5								283.7		314.5		436.0
Senior Notes and Canadian Notes [Abstract]
Senior Notes, interest rate, stated percentage																											3.85%			5.00%
Senior Notes, future indebtedness threshold for guarantors																									100.0			100.0
Senior Notes (net of discount)																								999.1	399.6	399.5		599.5	599.5
Senior Notes, unamortized discount																								$ 0.9

[1]	The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.
[2]	Property and equipment, net is categorized by the location of incorporation of the legal entities.
[3]	Balances as of December 30, 2011 reflect the realignment of our business as further described in Note 16, “Segment and Related Information.” Of the goodwill, $565.4 million related to our Global Management and Operations Services Group was transferred from the Energy & Construction Division to the Federal Services Division.
[4]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[5]	During fiscal 2013, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements. During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Indebtedness.” During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.
[6]	During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.